Treasury stock (Details Narrative) - Stock Repurchase Plan [Member] - USD ($)	Dec. 31, 2023	Apr. 30, 2023
Ordinary share	10,700	300,000
Ordinary share purchased in the open market	$ 14,000	$ 230,000